FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets -
Financial assets at fair value through profit and loss	$ 1,825	$ 1,852
Liabilities -
Derivative financial instruments		97
Recurring Fair Value Measurement [Member] | Level 1 [Member]
Assets -
Financial assets at fair value through profit and loss	1,825	1,852
Recurring Fair Value Measurement [Member] | Level 3 [Member]
Liabilities -
Derivative financial instruments		$ 97